Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar. 01, 2012
Alger Large Cap Growth Institutional Fund (Prospectus Summary) | Alger Large Cap Growth Institutional Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Alger Large Cap Growth Institutional Fund
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	Alger Large Cap Growth Institutional Fund seeks long-term capital appreciation.
Expense, Heading	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. There are no sales charges on purchases or redemptions.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment) None
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities
(or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the
		Fund's portfolio turnover rate was 57.74% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	57.74%
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000.00 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses
		remain the same.
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses whether or not you redeemed your shares at the end of each period:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	Fred Alger Management, Inc. believes companies undergoing Positive Dynamic
Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive
Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from regulatory change, a new product introduction or management change.

The Fund focuses on growing companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that, at the time of purchase of the securities, have a market capitalization equal to or greater than the market capitalization of companies included in the
Russell 1000 Growth Index, as reported by the index as of the most recent quarter-
end. This index is designed to track the performance of large-capitalization growth stocks. At December 31, 2011, the market capitalization of the companies in this index ranged from $116.7 million to $417.5 billion.

The Board of Trustees of the Fund has approved further narrowing the Fund's investment focus within the range set forth above. Under normal circumstances, the Fund intends to invest at least 80% of its net assets in equity securities of companies that, at the time of purchase of the securities, have a market capitalization greater than $10 billion. The Fund will not purchase securities of companies that, at the time of purchase of the securities, have a market capitalization less than $4 billion. Additionally, the Fund will generally limit its investments to between 70 and 100 holdings.

The Fund can also invest in derivative instruments. The Fund currently expects that its primary uses of derivatives will involve: (1) purchasing put and call options and selling (writing) covered put and call options, on securities and securities indexes, to increase gain, to hedge against the risk of unfavorable price movements in the underlying securities, or to provide diversification of risk, and (2) entering into forward currency contracts to hedge the Fund's foreign currency exposure when it holds, or proposes to hold, non-U.S. dollar
		denominated securities.
Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock	As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund's price per share will fluctuate due to changes in the market prices of its investments. Also, the
Fund's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.
Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

A small investment in derivatives could have a potentially large impact on the Fund's performance. When purchasing options, the Fund bears the risk that if the market value of the underlying security does not move to a level that would make exercise of the option profitable, the option will expire unexercised. When a call option written by the Fund is exercised, the Fund will not participate in any increase in the underlying security's value above the exercise price. When a put option written by the
Fund is exercised, the Fund will be required to purchase the underlying security at a price in excess of its market value. Use of options on securities indexes is subject to the risk that trading in the options may be interrupted if trading in certain securities included in the index is interrupted, the risk that price movements in the Fund's portfolio securities may not correlate precisely with movements in the level of an index, and the risk that Fred Alger Management, Inc. may not predict correctly movements in the direction of a particular market or of the stock market generally. Because certain options may require settlement in cash, the Fund may be forced to liquidate portfolio securities to meet settlement obligations. Forward currency contracts are subject to currency exchange rate risks, the risk of non-performance by the contract counterparty, and the risk that
		Fred Alger Management, Inc. may not predict accurately future foreign exchange rates.
Risk, Lose Money	rr_RiskLoseMoney	As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. Remember that a Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated
		performance information is available on the Fund's website www.alger.com.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.alger.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Remember that a Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	ANNUAL TOTAL RETURN FOR CLASS I SHARES as of December 31 (%)
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter: Q2 2003 17.17% Worst Quarter: Q4 2008 -28.17%
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for Class R Shares, which are not shown, will vary from those shown for Class I Shares.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	A "return after taxes on distributions and sale of fund shares" may sometimes be higher than the other two return figures; this happens where there is a capital loss on redemptions, giving rise to a tax benefit to the shareholder.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock	In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for Class R Shares, which are not shown, will vary from those shown for
Class I Shares. A "return after taxes on distributions and sale of fund shares"
may sometimes be higher than the other two return figures; this happens where there is a capital loss on redemptions, giving rise to a tax benefit to the
		shareholder.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2011
Alger Large Cap Growth Institutional Fund (Prospectus Summary) | Alger Large Cap Growth Institutional Fund | Russell 1000 Growth Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.64%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.50%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.60%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.00%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 08, 1993	[1]
Alger Large Cap Growth Institutional Fund (Prospectus Summary) | Alger Large Cap Growth Institutional Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.71%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (including shareholder servicing fees of .25%)	rr_OtherExpensesOverAssets	0.98%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.69%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	172
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	533
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	918
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,998
Annual Return 2002	rr_AnnualReturn2002	(33.91%)
Annual Return 2003	rr_AnnualReturn2003	34.37%
Annual Return 2004	rr_AnnualReturn2004	4.80%
Annual Return 2005	rr_AnnualReturn2005	11.70%
Annual Return 2006	rr_AnnualReturn2006	4.64%
Annual Return 2007	rr_AnnualReturn2007	18.84%
Annual Return 2008	rr_AnnualReturn2008	(47.25%)
Annual Return 2009	rr_AnnualReturn2009	40.43%
Annual Return 2010	rr_AnnualReturn2010	13.80%
Annual Return 2011	rr_AnnualReturn2011	(0.73%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.17%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.17%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.73%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.11%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.79%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.85%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 08, 1993	[1]
Alger Large Cap Growth Institutional Fund (Prospectus Summary) | Alger Large Cap Growth Institutional Fund | Class I | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.73%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.19%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.74%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.40%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 08, 1993	[1]
Alger Large Cap Growth Institutional Fund (Prospectus Summary) | Alger Large Cap Growth Institutional Fund | Class I | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.48%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.14%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.64%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.23%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 08, 1993	[1]
Alger Large Cap Growth Institutional Fund (Prospectus Summary) | Alger Large Cap Growth Institutional Fund | Class R
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.71%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses (including shareholder servicing fees of .25%)	rr_OtherExpensesOverAssets	1.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.40%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	243
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	748
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,280
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,736
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R (Inception 1/27/03) Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.44%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.69%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.24%	[1]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.30%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 08, 1993	[1]

[1]	Performance of the Fund's Class R Shares prior to January 27, 2003 reflects the performance of the Fund's Class I Shares, as adjusted with currently applicable sales charges and operating expenses, which differ from historical charges and expenses.